NOTE 10. BORROWED FUNDS FROM CERAVEST INVESTORS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Note 9. Third Party Borrowings Details 1
CeraVest Fixed, Weighted Average Interest Rate	8.33%	4.74%
CeraVest Flex, Weighted Average Interest Rate	8.03%	0.00%
Borrowed Funds CeraVest Fixed, Maturities	January 2016 to June 2016
CeraVest Fixed	$ 97,392	$ 88
CeraVest Flex	105,333	0
Total	$ 202,725	$ 88